Label	Element	Value
AXS Astoria Inflation Sensitive ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AXS Astoria Inflation Sensitive ETF

Ticker Symbol: PPI

A series of Investment Managers Series Trust II (the “Trust”)

Supplement dated August 15, 2024, to the Prospectus, Summary Prospectus and
Statement of Additional Information (“SAI”), each dated July 31, 2024

Important Notice Regarding Planned Changes to the Name, Principal Investment Strategies, and Listing Exchange of the Fund

Based upon the recommendation of AXS Investments LLC, the Fund’s investment advisor, the Board of Trustees of the Trust has approved changes to the Fund’s name, investment strategies, and listing exchange. These changes are currently expected to be implemented on or about October 15, 2024 (the “Effective Date”).

Change in Fund Name

As of the Effective Date, the Fund’s name will change as follows:

Current Fund Name	New Fund Name
AXS Astoria Inflation Sensitive ETF	AXS Astoria Real Assets ETF

Changes in Principal Investment Strategies

As of the Effective Date, the first and second paragraphs of the Fund’s principal investment strategies are deleted in their entirety and replaced with the following:

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal market conditions, invests at least 80% of its net assets in investments providing significant exposure to real assets (“real asset-related investments”). The Fund’s real asset-related investments consist of securities across multiple asset classes that have the potential to benefit, either directly or indirectly, from increases in the rate of rising costs of goods and services (i.e., inflation). Real asset-related investments include (i) commodity/natural resource-related securities, such as equity securities of companies engaged in the energy, financials, industrial, and materials sectors, (ii) global inflation-protected debt securities, and (iii) global real estate-related securities. These investments may also include investments in other ETFs (“Underlying ETFs”) that directly or indirectly invest in commodities or fixed income securities. The Fund’s investments in equity interests are generally expected to include common stock, general and limited partnership interests of publicly traded master limited partnerships (“MLPs”), and units of royalty trusts. The Fund may invest in non-U.S. securities, including depositary receipts. AXS Investments LLC serves as the Fund’s investment advisor (the “Advisor”) and Astoria Portfolio Advisors LLC serves as the investment sub-advisor to the Fund (“Astoria”). Astoria manages the investment strategy and portfolio selection for the Fund.

In pursuing its investment strategy, Astoria seeks to identify real asset-related investments that it believes are positioned to benefit from a sustained inflationary environment, such as companies the overall profits of which are expected to increase with rising consumer, producer, and raw material prices (“real asset-related companies”). Examples of real asset-related companies that Astoria believes may benefit from a rising interest rate environment include, but are not limited to, financial services companies, companies producing industrial machinery, metals and steel, and companies engaged in the exploration, production, transportation and mining of commodity assets, such as oil, gas, coal, agriculture, minerals and other real assets, including the passive ownership of royalties or production streams of such assets. Astoria expects that the Fund’s portfolio generally will include the equity securities of approximately 50-60 issuers that may range from mid- to large capitalization companies.

Change in Listing Exchange

As of the Effective Date, Fund shares will be listed on The Nasdaq Stock Market LLC, not NYSE Arca, Inc. When the listing change occurs, all references in the Fund’s Prospectus and SAI to NYSE Arca, Inc. as the Fund’s listing exchange are deleted and replaced with The Nasdaq Stock Market LLC. The Fund’s ticker symbol will not change.

It is not expected that the changes to the Fund’s name, investment strategies, and listing exchange will have an impact on the Fund’s investment objective, fees, or expenses.

Please file this Supplement with your records.

Risk/Return [Heading]	rr_RiskReturnHeading	AXS Astoria Inflation Sensitive ETF